Auto Loan Payable (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 03, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 18, 2023
Auto Loan Payable [Line Items]
Interest rate						6.34%
Interest expense				$ 3,021	$ 967
Interest expenses		$ 682	$ 800	$ 3,115	$ 967
Promissory Note [Member]
Auto Loan Payable [Line Items]
Maturity date	Sep. 18, 2029			Sep. 18, 2029
Interest rate	6.34%